Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 - ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consist of the following:

	December 31, 2018	December 31, 2017
Accounts receivable	$923,217	$446,070
Less: allowance for doubtful accounts and write-offs	(923,217)	(35,000)
Accounts receivable, net	$-	$411,070

The changes in allowance for doubtful accounts consist of the following:

	December 31, 2018	December 31, 2017
Balance, beginning of the year	$35,000	$-
Provision for doubtful accounts	-	35,000
Uncollectible receivables written-off	888,217	-
Balance, end of the year	$923,217	$35,000

The Company determined write-offs all the Accounts receivables.